Details of Significant Accounts - Revenue, schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from external customer contracts	$ 53,505	$ 47,300	$ 40,760
At a point in time
Revenue
Revenue from external customer contracts	7,588	8,566	8,892
Over time
Revenue
Revenue from external customer contracts	45,917	38,734	31,868
United States
Revenue
Revenue from external customer contracts	24,992	24,291	20,173
United States | At a point in time
Revenue
Revenue from external customer contracts	4,380	5,126	5,114
United States | Over time
Revenue
Revenue from external customer contracts	20,612	19,165	15,059
Japan
Revenue
Revenue from external customer contracts	4,301	4,717	4,520
Japan | At a point in time
Revenue
Revenue from external customer contracts	523	871	676
Japan | Over time
Revenue
Revenue from external customer contracts	3,778	3,846	3,844
France
Revenue
Revenue from external customer contracts	4,170	3,431	3,206
France | At a point in time
Revenue
Revenue from external customer contracts	471	590	771
France | Over time
Revenue
Revenue from external customer contracts	3,699	2,841	2,435
Others
Revenue
Revenue from external customer contracts	20,042	14,861	12,861
Others | At a point in time
Revenue
Revenue from external customer contracts	2,214	1,979	2,331
Others | Over time
Revenue
Revenue from external customer contracts	$ 17,828	$ 12,882	$ 10,530